DISPOSAL OF BUSINESSES (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	2 Months Ended
	Oct. 31, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)	Jan. 01, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Net assets disposed of:
Cash and cash equivalents			¥ 20,762,306		$ 4,265,202	¥ 27,750,686		$ 3,660,104	¥ 23,813,736			¥ 16,385,252
Restricted cash and time deposits					330,832	2,152,492			2,087,447
Trade and notes receivables					1,233,606	8,026,209			7,349,563
Other current assets					1,546,759	10,063,676			15,247,745
Inventories					3,127,232	20,346,709			17,933,432
Property, plant and equipment			91,989,216		14,769,795	96,096,715			90,868,235
Land use rights					571,827	3,720,478			3,346,008
Intangible assets			10,439,015		1,637,363	10,653,175			10,608,791
Deferred tax assets						1,602,825			1,426,707
Other non-current assets					541,150	3,520,892			4,188,121
Available-for-sale financial investments					296,359	1,928,201			164,393
Trade and notes payables					(1,893,852)	(12,321,970)			(11,342,870)
Interest-bearing loans and borrowings					(6,192,414)	(40,289,703)			(47,322,748)
Income tax payable					(32,308)	(210,205)			(356,683)
Deferred tax liabilities					(152,735)	(993,742)			(984,304)
Other non-current liabilities					(518,327)	(3,372,390)			(3,237,741)
Non-controlling interests					4,001,572	26,035,429			17,618,510
Total equity			51,988,916		10,069,299	65,513,879	¥ 55,786,808		55,786,808	¥ 51,988,916	¥ 41,419,623
Investments in joint ventures			¥ 5,150,887		$ 923,355	¥ 6,007,624			¥ 6,240,200
Shanxi Huaxing
DISPOSAL OF BUSINESSES
Ownership interest in subsidiary (in percent)			50.00%
Percentage of consideration received			30.00%
Fair value gain recognized for remaining 40% equity interest			¥ 1,294,067
Net assets disposed of:
Cash and cash equivalents			114,794
Restricted cash and time deposits			46,716
Trade and notes receivables			34,479
Other current assets			30,849
Inventories			340,218
Property, plant and equipment			4,495,019
Land use rights			251,295
Intangible assets			365,427
Deferred tax assets			3,057
Other non-current assets			487,076
Trade and notes payables			(426,288)
Other payables and accrued expenses			(898,781)
Interest-bearing loans and borrowings			(2,312,574)
Income tax payable			(4,271)
Other non-current liabilities			(412,192)
Net assets			2,114,824
50% of net assets transferred into joint venture (Note)			(1,057,412)
Net assets disposed of			1,057,412
Gain on disposal			1,294,067
The fair value of the remaining equity interest in subsidiary			2,351,000
Consideration			2,351,479
Cash			705,444
Notes receivable			1,646,035
Investments in joint ventures			2,351,479
50% of net assets transferred into joint venture			¥ 1,057,412
Percentage of net assets transferred			50.00%
Shanxi Huaxing | Shenzhen CR Yuanda
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)			50.00%
Ningxia photovoltaic subsidiaries
Net assets disposed of:
Cash and cash equivalents				¥ 189
Trade and notes receivables				47,619
Other current assets				166,377
Inventories				18,718
Property, plant and equipment				387,324
Land use rights				114,330
Intangible assets				3,954
Other non-current assets				8,432
Available-for-sale financial investments				5,686
Trade and notes payables				(290,441)
Other payables and accrued expenses				(215,198)
Deferred tax liabilities				(36,389)
Other non-current liabilities				(61,123)
Net assets				149,478
Release of unrealized gains or losses				16,515
Gain on disposal				(18,873)
Consideration				114,090
Notes receivable				15,644
Other current amount				1,435,802
Provision for trade and notes receivable				(15,644)
Provision for other current assets				¥ (1,321,712)
Environmental Protection Business
Net assets disposed of:
Property, plant and equipment		¥ 1,187,802
Trade and notes payables		(2,042)
Other payables and accrued expenses		(2,665)
Net assets		1,183,095
Gain on disposal		571,270
Cash		¥ 1,754,365
Shandong Engineering
DISPOSAL OF BUSINESSES
Ownership interest in subsidiary (in percent)	40.00%
Fair value gain recognized for remaining 40% equity interest	¥ 102,000
Other gains from unrealized profit arises from past services	59,000
Net assets disposed of:
Cash and cash equivalents	123,530
Trade and notes receivables	1,067,636
Other current assets	23,136
Inventories	167,499
Property, plant and equipment	109,103
Intangible assets	428
Deferred tax assets	3,106
Trade and notes payables	(727,622)
Other payables and accrued expenses	(282,232)
Interest-bearing loans and borrowings	(130,000)
Other non-current liabilities	(4,637)
Net assets	349,947
Non-controlling interests	3,961
Total equity	345,986
Gain on disposal	254,659
The fair value of the remaining equity interest in subsidiary	240,258
Consideration	360,387
Cash	387
Notes receivable	¥ 360,000
Shandong Engineering | CHALIECO
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)	60.00%